Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Convertible Note Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 — CONVERTIBLE NOTES PAYABLE

In May and June 2020, the Company entered into a Securities Purchase Agreement, effective May 28, 2020 (the "Purchase Agreement") with several accredited investors (the "Purchasers"). Four of the investors had previously invested in the Company's preferred stock. Pursuant to the Purchase Agreement, the Company sold to the Purchasers a total of (i) $2,953,125 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the "Debentures"), and (ii) 1,845,703 common stock purchase warrants (the "Warrants"), which represents 100% warrant coverage. The Company received a total of $2,226,000 in net proceeds from the offering, after deducting the 12.5% original issue discount of $328,125, offering expenses and commissions, including the placement agent's commission and fees of $295,000, reimbursement of the placement agent's and lead investor's legal fees and the Company's legal fees in the aggregate amount of $100,000 and escrow agent fees of $4,000. The Company also agreed to issue to the placement agent, as additional compensation, 369,141 common stock purchase warrants exercisable at $2.00 per share.

The Debentures mature on May 28, 2021, subject to a six-month extension at the Company's option. The Debentures bear interest at 8% per annum payable quarterly, subject to an increase in case of an event of default as provided for therein. The Debentures are convertible into shares of Common Stock at any time following the date of issuance at the Purchasers' option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Company's common stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $508,000 of outstanding senior indebtedness. The Company may prepay the Debentures at any time at a premium as provided for therein.

The Warrants are exercisable for three years from May 28, 2020 at an exercise price of $2.00 per share, subject to certain adjustments.

The Company's obligations under the Purchase Agreement and the Debentures are secured by a first priority lien on all of the assets of the Company and its subsidiaries pursuant to a Security Agreement, effective May 28, 2020 (the "Security Agreement") by and among the Company, its wholly-owned subsidiaries, and the Purchasers, subject to certain existing senior liens. The Company's obligations under the Debentures are guaranteed by the Company's subsidiaries.

The Purchase Agreement contains customary representations, warranties and covenants of the Company, including, among other things and subject to certain exceptions, covenants that restrict the ability of the Company and its subsidiaries, without the prior written consent of the Debenture holders, to incur additional indebtedness, including further advances under a certain pre-existing secured loan, and repay outstanding indebtedness, create or permit liens on assets, repurchase stock, pay dividends or enter into transactions with affiliates. The Debentures contain customary events of default, including, but not limited to, failure to observe covenants under the Debentures, defaults on other specified indebtedness, loss of admission to trading on OTCQB or another applicable trading market, and occurrence of certain change of control events. Upon the occurrence of an event of default, an amount equal to 130% of the principal, accrued but unpaid interest, and other amounts owing under each Debenture will immediately come due and payable at the election of each Purchaser, and all amounts due under the Debentures will bear interest at an increased rate.

Pursuant to the Purchase Agreement, the Purchasers have certain participation rights in future equity offerings by the Company or any of its subsidiaries for a period of 24 months after the closing, subject to customary exceptions. The Debentures and the Warrants also contain certain price protection provisions providing for adjustment of the number of shares of Common Stock issuable upon conversion of the Debentures and/or exercise of the Warrants and the conversion or exercise price in case of future dilutive offerings.

We have incurred a total of $1,299,677 of debt costs related to the sale of the Debentures, including commissions, costs and fees of $366,500. We have also recorded a cost related to the fair value of the placement agent warrants of $933,177 (see Note 10). The costs are being amortized over the life of the notes. Amortization expense was $71,664 for the three and six months ended June 30, 2020, respectively. Unamortized debt costs were $1,228,013 at June 30, 2020.

We have recorded a total of $1,653,448 of debt discount related to the sale of the Debentures, including original issue discount of $328,125. We have also recorded a discount related to the fair value of the warrants issued with the debt of $1,325,323 (see Note 10). The discount is being amortized over the life of the notes. Amortization expense was $77,412 for the three and six months ended June 30, 2020, respectively. Unamortized debt costs were $1,576,036 at June 30, 2020.

NOTE 8 — CONVERTIBLE NOTES PAYABLE

Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 as of March 31, 2019. Of these notes, two notes totaling $200,000 were held by shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into preferred stock of Pre-Merger Recruiter.com at any time after such preferred stock was offered for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com. On March 31, 2019, the notes and related accrued interest totaling $322,554 were cancelled in connection with the Merger and the note holders were allocated shares of the Series E Preferred Stock of the Company issued to the shareholders of Pre-Merger Recruiter.com as consideration in the Merger. This amount has been credited to paid-in capital (see Note 9).